ACQUISITION OF MARITIME RESOURCES CORP. (Tables)	12 Months Ended
Dec. 31, 2025
ACQUISITION OF MARITIME RESOURCES CORP.
Schedule of purchase consideration and preliminary allocation

Purchase price:
Fair value of common shares issued (1)	$275,222,302
Fair value of replacement share-based compensation issued (2)	4,072,396
Fair value of replacement share purchase warrants issued (3)	31,524,814
Fair value of Maritime shares held by the Company (4)	225,402
$311,044,914
Net assets acquired:
Cash	$9,028,587
Receivables	1,644,055
Inventories	10,075,453
Prepaids and deposits	2,943,423
Property and equipment (Note 10) (5)	70,508,742
Mining interests (Note 10)	167,737,597
Exploration and evaluation assets (Note 11)	29,929,410
Goodwill	121,074,297
Accounts payable and accrued liabilities	(9,421,347)
Loans payable	(620,238)
Lease liabilities	(486,195)
Reclamation and closure cost provisions	(7,327,000)
Deferred income tax liabilities	(84,041,870)
Total assets acquired, net of liabilities	$311,044,914
(1)	The fair value of the Company’s common shares was determined using the Company’s share price of $2.92 on the Closing Date.
(2)	The fair value of the replacement options were determined using the Black-Scholes pricing model using the following assumptions: Share price: $2.92; Exercise price: ranges from $0.50 to $1.80; Expected life: ranges from 0.19 to 4.02 years; Volatility: ranges from 61.42% to 79.11%; Risk-free rate: ranges from 2.21% to 2.70%; Dividend yield: 0%.
(3)	The fair value of the replacement share purchase warrants issued were determined using the Black-Scholes pricing model using the following assumptions: Share price: $2.92; Exercise price: ranges from $0.50 to $1.20; Expected life: ranges from 0.75 to 1.83 years; Volatility: ranges from 66.05% to 78.57%; Risk-free rate: ranges from 2.27% to 2.46%; Dividend yield: 0%.
(4)	The fair value of the Maritime common shares held by the Company immediately prior to the closing date were determined using the Company’s share price of $2.92 on the Closing Date.
(5)	Included in property and equipment is $449,532 of ROU assets.